Accrued expenses and other payables (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accrued Expenses and Other Payables

Accrued expenses and other payables consist of the following:

	As of December 31,
	2011	2012
Accrued professional fee	$880	$353
Accrued payroll	—	13

Total accrued expenses and other payables	$880	$366